Acquisitions, Reverse Acquisitions of Better Choice and Bona Vida by TruPet (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Dec. 12, 2018
Acquisitions [Abstract]
Number of shares issued (in shares)	33,130,806
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share price (in dollars per share)					$ 1.95
Total Purchase Price	$ 146,569
Assets [Abstract]
Cash and cash equivalents	391
Restricted cash	25
Accounts receivable	69
Inventories	95
Prepaid expenses and other current assets	380
Intangible assets	986
Other assets	74
Total Assets	2,020
Liabilities [Abstract]
Warrant derivative liability	(2,130)
Accounts payable & accrued liabilities	(697)
Total Liabilities	(2,827)
Net Assets (Liabilities) Acquired	(807)
Loss on acquisitions	$ (147,376)	$ (147,376)	$ 0
TruPet, LLC [Member]
Acquisitions [Abstract]
Number of shares issued (in shares)	15,027,533
Outstanding interests acquired	93.00%	7.00%
Better Choice Company [Member]
Acquisitions [Abstract]
Number of shares issued (in shares)	3,915,856
Outstanding interests acquired	100.00%
Outstanding stock value	$ 32,700
Non-cash transaction costs	4,800
Cash transaction costs	400
Estimated fair value of vested stock-based compensation	$ 100
Share price (in dollars per share)	$ 6.00
Total Purchase Price	$ 37,949
Assets [Abstract]
Cash and cash equivalents	7
Restricted cash	0
Accounts receivable	0
Inventories	0
Prepaid expenses and other current assets	32
Intangible assets	986
Other assets	0
Total Assets	1,025
Liabilities [Abstract]
Warrant derivative liability	(2,130)
Accounts payable & accrued liabilities	(544)
Total Liabilities	(2,674)
Net Assets (Liabilities) Acquired	(1,649)
Loss on acquisitions	$ (39,598)
Bona Vida, Inc. [Member]
Acquisitions [Abstract]
Number of shares issued (in shares)	18,103,273
Outstanding interests acquired	100.00%
Share price (in dollars per share)	$ 6.00
Fair value of net assets acquired	$ 800
Total Purchase Price	108,620
Assets [Abstract]
Cash and cash equivalents	384
Restricted cash	25
Accounts receivable	69
Inventories	95
Prepaid expenses and other current assets	348
Intangible assets	0
Other assets	74
Total Assets	995
Liabilities [Abstract]
Warrant derivative liability	0
Accounts payable & accrued liabilities	(153)
Total Liabilities	(153)
Net Assets (Liabilities) Acquired	842
Loss on acquisitions	$ (107,778)